TRADE ACCOUNTS AND NOTES RECEIVABLE, NET	12 Months Ended
Dec. 31, 2024
TRADE ACCOUNTS AND NOTES RECEIVABLE, NET
TRADE ACCOUNTS AND NOTES RECEIVABLE, NET

3— TRADE ACCOUNTS AND NOTES RECEIVABLE, NET

Trade accounts and notes receivable consist of the following:

	December 31,
	2024	2023
Trade accounts receivable	18,667	17,186
Notes receivable	306	896
Less: allowance for doubtful accounts	(372)	(224)
Total	18,601	17,858
Less current portion	(18,601)	(17,858)
Total long-term portion	—	—

Notes receivable usually represent commercial bills of exchange with initial maturities of 90 days or less.

Bad debt expenses amount to a net cost of €115 thousand, a net cost of €68 thousand and €32 thousand, respectively for the years ended December 31, 2024, 2023 and 2022.